Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	21	19
Interest expense	90	91
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	19	28
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	3,529	3,193
Sales and other income	3,361	3,020
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,280	1,087
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,280	1,087
Exploration Cost	(163)	(120)
General and administrative expenses	(140)	(136)
Market development costs	(4)	(4)
Non-hedge derivative gain/(loss) and movement on bonds	180	180
Taxation expense	(439)	(284)
Noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	11,683		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	2		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	13	13
Interest expense	2	3
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(2)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,079	1,226
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	372	458
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	372	458
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	3,229		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	1	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	29	40
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,383	1,119
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	545	395
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	545	395
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	4,665		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Interest expense	0	1
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	234	192
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	58	22
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	58	22
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	780		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	3
Interest expense	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	822	649
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	388	290
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	388	290
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	2,671		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	0
Interest expense	86	85
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(10)	(10)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	11	7
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(83)	(78)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(83)	(78)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	338		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (168)	$ (173)